Equity Method Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [line items]
Equity method investments pledged as collateral	$ 0	$ 0
Ganzin Technology Corp.
Statement [line items]
Unrecognized losses related to interest		260	$ 691
Cumulative unrecognized losses related to interest		$ 1,277